THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

May 5, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.

1933 Act File No. 033-03677

1940 Act File No. 811-04603

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Thrivent Series Fund, Inc. (the “Registrant”) certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in the registration statement that was filed electronically on April 29, 2016.

Please contact me at (612) 844-4198 if you have any questions. Thank you.

Sincerely,

/s/ Michael W. Kremenak

Michael W. Kremenak
Secretary and Chief Legal Officer